SCHEDULE OF ANTI-DILUTIVE EFFECT (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Unvested Common Stock Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants			6,270
Restricted Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		26,560	70,999
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		143,708	248,640
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		50,658	50,658
Sponsor Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants	[1]
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		486,413	486,413
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		556,666	556,666
Short Term Loan Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		86,591
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		6,425
Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		822,340
Convertible Note Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2025 Convertible note warrants		411,245

[1]	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2025, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met